Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Common Stock

9.	Common Stock
On November 10, 2021, the Company completed an initial public offering (the “IPO”) of 3,450,000 shares of common stock, at a public offering price of $5.00 per share, including the exercise in full by the underwriters of their option to purchase 450,000 additional shares of common stock, for aggregate gross proceeds of $17.3 million and its shares began trading on The Nasdaq Capital Market under the ticker symbol “TIVC.” The Company received approximately $14.9 million in net proceeds after deducting underwriting discounts and commissions and other offering expenses payable by the Company. In connection with the closing of the IPO, all of the Company’s outstanding shares of convertible preferred stock at the time of the IPO automatically converted into an aggregate of
 2,227,116 shares of common stock and outstanding convertible notes payable borrowings of $4.4 million outstanding at the time of the IPO converted into an aggregate of
 1,204,160 shares of common stock.

On April 1, 2022, the Company exercised its right and repurchased 93,750 shares of unvested restricted common stock from an employee upon the employee’s termination of employment.
As of
September
 30
, 2022
, no
 dividends on common stock had bee
n declared by the Company. At
September
 30
, 2022
and December 31
, 2021
, the Company had reserved shares of common stock for issuance as follows:

	September 30, 2022	December 31, 2021

Warrants to purchase common stock	272,680	272,680
Options issued and outstanding	1,248,850	607,220
Shares available for future stock option grants	476,381	707,250

Total	1,997,911	1,587,150

11.	Common Stock
At December 31, 2021 and 2020, there were 9,715,234 and 2,324,479 shares issued and outstanding, respectively.
On November 10, 2021, the Company completed an initial public offering (the “IPO”) of 3,450,000 shares of common stock, at a public offering price of $5.00 per share, including the exercise in full by the underwriters of their option to purchase up to 450,000 additional shares of common stock, for aggregate gross proceeds of $17,250 and its shares stared trading on The NASDAQ Capital Market under the ticker symbol “TIVC.” The Company received approximately $14,887 in net proceeds after deducting underwriting discounts and commissions and other offering expenses payable by the Company. In connection with the closing of the IPO, all of the Company’s outstanding shares of convertible preferred stock at the time of the IPO automatically converted into 2,227,116 shares of common stock and the outstanding convertible notes payable borrowings of $4,384,000 converted to 1,204,160 shares of common stock.

Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders. As of December 31, 2021, no dividends on common stock had been declared by the Company. At December 31, 2021 and 2020, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2021	December 31, 2020
Convertible preferred stock outstanding	—	2,227,116
Warrants to purchase common stock	272,680	—
Options issued and outstanding	607,219	799,469
Shares available for future stock option grants	707,250	157,321

Total	1,587,149	3,183,906